Amounts receivable and prepayments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Amounts receivable and prepayments
Royalties receivable	$ 7,510	$ 6,313
Prepayments	1,306	637
Other receivable	551
Sales tax recoverable	236	74
Total amounts receivable and prepayments	$ 9,603	$ 7,024
Royalties receivable, collectability period (in days)	45 days